Condensed Consolidated Interim Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash used in operating activities
Loss for the period	$ (81,035)	$ (124,096)
Adjustments for non-monetary items:
Share-based compensation expense	27,216	32,218
Impairments of Assets	1,937	0
Depreciation of property, plant and equipment	517	351
Amortization of intangible assets	57	63
Depreciation of right-of-use assets	606	799
Gain from reversal of inventory impairment charges	0	(6,752)
Share of results in joint venture	4,419	1,696
Deferred tax asset	(7,991)	0
Change in defined benefit pension liability	132	165
Convertible loans, derivatives, decrease in fair value	(30,310)	(23,222)
Financial income	(18,324)	(30)
Financial expense	17,917	4,441
Exchange differences	(272)	(251)
Operating loss before working capital changes	(85,131)	(114,618)
Decrease (increase) in accounts receivable, net	9,355	(2,079)
Decrease (increase) in other current assets	(4,282)	(966)
Decrease (increase) in other current assets	3,797	(1,636)
Increase in accounts payable	970	8,982
Increase in income taxes	5,874	347
Decrease in other liabilities and other payables	(791)	(1,156)
Cash used in operating activities	(70,208)	(111,126)
Interest paid	(3,562)	(2,070)
Interest received	36	22
Interest expense on lease obligations	101	114
Interest paid under royalty financing transaction	(4,446)	0
Taxes paid	(8,813)	(99)
Net cash used in operating activities	(86,892)	(113,159)
Cash used in investing activities
Payment for purchase of property, plant and equipment	(279)	(1,605)
Payment for purchase of intangible assets	(1,648)	(1,900)
Payment for deposits	(210)	0
Net cash used in investing activities	(2,137)	(3,505)
Cash (used in) provided by financing activities
Proceeds from convertible loans, net of transaction costs	0	49,591
Proceeds from the exercise of stock options	0	234
Principal portion of lease obligation payments	(510)	(517)
Net cash (used in) provided by financing activities	(510)	49,308
Net decrease in cash and cash equivalents	(89,539)	(67,356)
Exchange (losses) / gain on cash and cash equivalents	(227)	45
Cash and cash equivalents at beginning of the period	466,544	439,195
Cash and cash equivalents at end of the period	376,778	371,884
Supplemental Non-Cash Investing Information
Capital expenditures recorded in Accounts payable	$ 114	$ 367